Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Stock Portfolio
Entity Central Index Key	0001473646
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000081816
Shareholder Report [Line Items]
Fund Name	Stock Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Stock Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Stock Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Portfolio	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An out-of-index position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure, and payment-sector headwinds

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative Fund performance

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies, which the Fund owned at year-end

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ Among sectors, stock selection in consumer staples, health care, and consumer discretionary, and an overweight to communication services helped returns the most

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Stock Portfolio	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,558	$9,504
2/16	$9,446	$9,491
3/16	$10,073	$10,135
4/16	$10,033	$10,174
5/16	$10,204	$10,357
6/16	$10,246	$10,384
7/16	$10,564	$10,766
8/16	$10,518	$10,782
9/16	$10,478	$10,784
10/16	$10,273	$10,587
11/16	$10,498	$10,979
12/16	$10,705	$11,196
1/17	$10,841	$11,408
2/17	$11,222	$11,861
3/17	$11,222	$11,875
4/17	$11,324	$11,997
5/17	$11,541	$12,166
6/17	$11,684	$12,242
7/17	$11,892	$12,494
8/17	$11,899	$12,532
9/17	$12,079	$12,790
10/17	$12,363	$13,089
11/17	$12,654	$13,490
12/17	$12,862	$13,640
1/18	$13,479	$14,421
2/18	$13,009	$13,890
3/18	$12,744	$13,537
4/18	$12,869	$13,589
5/18	$13,163	$13,916
6/18	$13,207	$14,002
7/18	$13,715	$14,523
8/18	$14,066	$14,996
9/18	$14,118	$15,081
10/18	$13,201	$14,050
11/18	$13,437	$14,337
12/18	$12,138	$13,042
1/19	$13,152	$14,087
2/19	$13,622	$14,540
3/19	$13,993	$14,822
4/19	$14,612	$15,422
5/19	$14,010	$14,442
6/19	$14,867	$15,460
7/19	$15,205	$15,682
8/19	$15,139	$15,434
9/19	$15,197	$15,723
10/19	$15,436	$16,063
11/19	$15,939	$16,646
12/19	$16,425	$17,149
1/20	$16,502	$17,142
2/20	$15,135	$15,731
3/20	$13,236	$13,788
4/20	$15,058	$15,555
5/20	$15,797	$16,296
6/20	$16,132	$16,620
7/20	$17,189	$17,558
8/20	$18,370	$18,820
9/20	$17,617	$18,105
10/20	$17,178	$17,623
11/20	$18,730	$19,552
12/20	$19,467	$20,304
1/21	$19,115	$20,099
2/21	$19,749	$20,653
3/21	$20,277	$21,558
4/21	$21,605	$22,708
5/21	$21,579	$22,867
6/21	$22,115	$23,401
7/21	$22,546	$23,956
8/21	$23,100	$24,685
9/21	$21,851	$23,537
10/21	$23,259	$25,186
11/21	$22,960	$25,011
12/21	$23,968	$26,132
1/22	$22,310	$24,780
2/22	$22,091	$24,038
3/22	$22,856	$24,931
4/22	$20,989	$22,757
5/22	$20,840	$22,798
6/22	$19,470	$20,916
7/22	$21,059	$22,845
8/22	$20,274	$21,913
9/22	$18,686	$19,895
10/22	$19,996	$21,506
11/22	$21,118	$22,708
12/22	$19,984	$21,399
1/23	$20,885	$22,744
2/23	$20,189	$22,189
3/23	$21,147	$23,004
4/23	$21,455	$23,363
5/23	$21,444	$23,464
6/23	$22,744	$25,015
7/23	$23,463	$25,818
8/23	$23,383	$25,407
9/23	$22,162	$24,196
10/23	$21,786	$23,687
11/23	$23,839	$25,850
12/23	$24,861	$27,025
1/24	$25,747	$27,479
2/24	$27,452	$28,946
3/24	$28,136	$29,878
4/24	$26,915	$28,657
5/24	$28,633	$30,078
6/24	$30,029	$31,157
7/24	$30,136	$31,537
8/24	$31,237	$32,302
9/24	$31,747	$32,992
10/24	$31,626	$32,692
11/24	$33,157	$34,611
12/24	$32,541	$33,786
1/25	$33,449	$34,727
2/25	$32,879	$34,274
3/25	$30,801	$32,343
4/25	$30,801	$32,124
5/25	$32,879	$34,146
6/25	$34,650	$35,882
7/25	$35,373	$36,687
8/25	$35,604	$37,431
9/25	$36,235	$38,797
10/25	$36,789	$39,706
11/25	$37,251	$39,803
12/25	$36,928	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Stock Portfolio	13.48%	13.65%	13.94%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 797,159,006
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 4,480,334
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$797,159,006
# of Portfolio Holdings	51
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$4,480,334

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Real Estate	1.9%
Energy	2.4%
Consumer Staples	4.0%
Industrials	8.8%
Health Care	9.7%
Consumer Discretionary	10.2%
Financials	11.5%
Communication Services	14.9%
Information Technology	36.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Alphabet, Inc., Class C	6.7%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.5%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.8%
Coca-Cola Co.	2.2%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122